Businesses acquired and divested - Disclosure of business acquisition (Details) - EUR (€) € in Millions		4 Months Ended
	Apr. 24, 2026	Apr. 23, 2026	Jun. 30, 2026	Apr. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about business combination [line items]
Carrying amount pre-existing interest			€ 1,184		€ 1,607
Goldman Sachs TFI
Disclosure of detailed information about business combination [line items]
Consideration paid	€ 94
Carrying amount pre-existing interest	38
Remeasurement pre-existing interest	25
Fair value of pre-existing interest (45%)	63
Fair value of identifiable net assets (100%)	44
Goodwill	€ 113
Interest held, percentage	100.00%	45.00%
Percentage of voting equity interests acquired	55.00%			55.00%